LOANS, Credit Scores by Loan Class, Mortgage and Installment Segments, Current Period (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Summary of Credit Scores by Loan Class [Abstract]
Total loans	$ 2,905,045
Accrued interest excluded from total	6,836
Mortgage [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	410,933	[1]
2020	243,414	[1]
2019	101,997	[1]
2018	49,073	[1]
2017	72,058	[1]
Prior	165,669	[1]
Revolving loans amortized, Cost basis	96,515	[1]
Total loans	1,139,659	[1]
Accrued interest, 2021	945	[1]
Accrued interest, 2020	574	[1]
Accrued interest, 2019	302	[1]
Accrued interest, 2018	166	[1]
Accrued interest, 2017	196	[1]
Accrued interest, Prior	506	[1]
Accrued interest, Revolving	309	[1]
Accrued interest excluded from total	2,998	[1]
Mortgage [Member] | 800 and Above [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	53,143	[1]
2020	25,936	[1]
2019	15,530	[1]
2018	6,907	[1]
2017	13,975	[1]
Prior	17,854	[1]
Revolving loans amortized, Cost basis	14,130	[1]
Total loans	147,475	[1]
Mortgage [Member] | 750 to 799 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	215,481	[1]
2020	138,434	[1]
2019	51,241	[1]
2018	18,292	[1]
2017	27,234	[1]
Prior	49,590	[1]
Revolving loans amortized, Cost basis	45,935	[1]
Total loans	546,207	[1]
Mortgage [Member] | 700 to 749 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	104,365	[1]
2020	54,267	[1]
2019	22,113	[1]
2018	11,196	[1]
2017	15,163	[1]
Prior	44,174	[1]
Revolving loans amortized, Cost basis	24,709	[1]
Total loans	275,987	[1]
Mortgage [Member] | 650 to 699 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	33,650	[1]
2020	17,950	[1]
2019	9,381	[1]
2018	7,999	[1]
2017	9,603	[1]
Prior	26,828	[1]
Revolving loans amortized, Cost basis	9,053	[1]
Total loans	114,464	[1]
Mortgage [Member] | 600 to 649 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	4,294	[1]
2020	3,954	[1]
2019	1,737	[1]
2018	2,950	[1]
2017	2,763	[1]
Prior	14,674	[1]
Revolving loans amortized, Cost basis	1,840	[1]
Total loans	32,212	[1]
Mortgage [Member] | 550 to 599 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	0	[1]
2020	789	[1]
2019	1,137	[1]
2018	950	[1]
2017	1,804	[1]
Prior	7,479	[1]
Revolving loans amortized, Cost basis	375	[1]
Total loans	12,534	[1]
Mortgage [Member] | 500 to 549 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	0	[1]
2020	1,468	[1]
2019	520	[1]
2018	382	[1]
2017	599	[1]
Prior	4,198	[1]
Revolving loans amortized, Cost basis	223	[1]
Total loans	7,390	[1]
Mortgage [Member] | Under 500 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	0	[1]
2020	616	[1]
2019	338	[1]
2018	397	[1]
2017	917	[1]
Prior	872	[1]
Revolving loans amortized, Cost basis	250	[1]
Total loans	3,390	[1]
Mortgage [Member] | Unknown [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	0	[1]
2020	0	[1]
2019	0	[1]
2018	0	[1]
2017	0	[1]
Prior	0	[1]
Revolving loans amortized, Cost basis	0	[1]
Total loans	0	[1]
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	255,101	[1]
2020	159,738	[1]
2019	58,281	[1]
2018	20,402	[1]
2017	33,038	[1]
Prior	12,092	[1]
Revolving loans amortized, Cost basis	2,371	[1]
Total loans	541,023	[1]
Accrued interest, 2021	557	[1]
Accrued interest, 2020	370	[1]
Accrued interest, 2019	163	[1]
Accrued interest, 2018	77	[1]
Accrued interest, 2017	87	[1]
Accrued interest, Prior	33	[1]
Accrued interest, Revolving	3	[1]
Accrued interest excluded from total	1,290	[1]
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member] | 800 and Above [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	31,137	[1]
2020	17,652	[1]
2019	8,491	[1]
2018	2,565	[1]
2017	7,516	[1]
Prior	527	[1]
Revolving loans amortized, Cost basis	0	[1]
Total loans	67,888	[1]
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member] | 750 to 799 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	135,292	[1]
2020	92,590	[1]
2019	30,072	[1]
2018	7,118	[1]
2017	9,469	[1]
Prior	5,043	[1]
Revolving loans amortized, Cost basis	2,371	[1]
Total loans	281,955	[1]
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member] | 700 to 749 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	67,255	[1]
2020	34,665	[1]
2019	13,765	[1]
2018	4,421	[1]
2017	7,748	[1]
Prior	4,856	[1]
Revolving loans amortized, Cost basis	0	[1]
Total loans	132,710	[1]
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member] | 650 to 699 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	19,367	[1]
2020	10,313	[1]
2019	5,447	[1]
2018	5,285	[1]
2017	6,080	[1]
Prior	690	[1]
Revolving loans amortized, Cost basis	0	[1]
Total loans	47,182	[1]
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member] | 600 to 649 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	2,050	[1]
2020	2,638	[1]
2019	506	[1]
2018	1,013	[1]
2017	837	[1]
Prior	976	[1]
Revolving loans amortized, Cost basis	0	[1]
Total loans	8,020	[1]
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member] | 550 to 599 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	0	[1]
2020	469	[1]
2019	0	[1]
2018	0	[1]
2017	781	[1]
Prior	0	[1]
Revolving loans amortized, Cost basis	0	[1]
Total loans	1,250	[1]
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member] | 500 to 549 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	0	[1]
2020	1,411	[1]
2019	0	[1]
2018	0	[1]
2017	0	[1]
Prior	0	[1]
Revolving loans amortized, Cost basis	0	[1]
Total loans	1,411	[1]
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member] | Under 500 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	0	[1]
2020	0	[1]
2019	0	[1]
2018	0	[1]
2017	607	[1]
Prior	0	[1]
Revolving loans amortized, Cost basis	0	[1]
Total loans	607	[1]
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member] | Unknown [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	0	[1]
2020	0	[1]
2019	0	[1]
2018	0	[1]
2017	0	[1]
Prior	0	[1]
Revolving loans amortized, Cost basis	0	[1]
Total loans	0	[1]
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	67,441	[1]
2020	42,689	[1]
2019	24,306	[1]
2018	17,251	[1]
2017	24,039	[1]
Prior	69,614	[1]
Revolving loans amortized, Cost basis	21,070	[1]
Total loans	266,410	[1]
Accrued interest, 2021	208	[1]
Accrued interest, 2020	97	[1]
Accrued interest, 2019	84	[1]
Accrued interest, 2018	58	[1]
Accrued interest, 2017	68	[1]
Accrued interest, Prior	226	[1]
Accrued interest, Revolving	57	[1]
Accrued interest excluded from total	798	[1]
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member] | 800 and Above [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	6,185	[1]
2020	5,534	[1]
2019	3,756	[1]
2018	2,514	[1]
2017	3,566	[1]
Prior	4,569	[1]
Revolving loans amortized, Cost basis	4,026	[1]
Total loans	30,150	[1]
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member] | 750 to 799 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	33,227	[1]
2020	20,300	[1]
2019	9,688	[1]
2018	5,664	[1]
2017	8,887	[1]
Prior	12,498	[1]
Revolving loans amortized, Cost basis	8,341	[1]
Total loans	98,605	[1]
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member] | 700 to 749 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	19,317	[1]
2020	10,572	[1]
2019	4,813	[1]
2018	4,035	[1]
2017	5,008	[1]
Prior	21,806	[1]
Revolving loans amortized, Cost basis	5,637	[1]
Total loans	71,188	[1]
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member] | 650 to 699 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	6,593	[1]
2020	4,233	[1]
2019	3,217	[1]
2018	2,010	[1]
2017	3,135	[1]
Prior	12,423	[1]
Revolving loans amortized, Cost basis	2,812	[1]
Total loans	34,423	[1]
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member] | 600 to 649 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	2,119	[1]
2020	1,082	[1]
2019	1,051	[1]
2018	1,549	[1]
2017	1,660	[1]
Prior	8,663	[1]
Revolving loans amortized, Cost basis	89	[1]
Total loans	16,213	[1]
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member] | 550 to 599 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	0	[1]
2020	295	[1]
2019	1,076	[1]
2018	758	[1]
2017	1,023	[1]
Prior	5,802	[1]
Revolving loans amortized, Cost basis	147	[1]
Total loans	9,101	[1]
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member] | 500 to 549 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	0	[1]
2020	57	[1]
2019	421	[1]
2018	327	[1]
2017	510	[1]
Prior	3,169	[1]
Revolving loans amortized, Cost basis	18	[1]
Total loans	4,502	[1]
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member] | Under 500 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	0	[1]
2020	616	[1]
2019	284	[1]
2018	394	[1]
2017	250	[1]
Prior	684	[1]
Revolving loans amortized, Cost basis	0	[1]
Total loans	2,228	[1]
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member] | Unknown [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	0	[1]
2020	0	[1]
2019	0	[1]
2018	0	[1]
2017	0	[1]
Prior	0	[1]
Revolving loans amortized, Cost basis	0	[1]
Total loans	0	[1]
Mortgage [Member] | 1-4 Family Non-owner Occupied [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	82,835	[1]
2020	34,655	[1]
2019	16,503	[1]
2018	7,832	[1]
2017	10,971	[1]
Prior	31,158	[1]
Revolving loans amortized, Cost basis	10,898	[1]
Total loans	194,852	[1]
Accrued interest, 2021	171	[1]
Accrued interest, 2020	95	[1]
Accrued interest, 2019	46	[1]
Accrued interest, 2018	23	[1]
Accrued interest, 2017	33	[1]
Accrued interest, Prior	107	[1]
Accrued interest, Revolving	38	[1]
Accrued interest excluded from total	513	[1]
Mortgage [Member] | 1-4 Family Non-owner Occupied [Member] | 800 and Above [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	15,406	[1]
2020	1,786	[1]
2019	2,857	[1]
2018	1,459	[1]
2017	2,627	[1]
Prior	5,058	[1]
Revolving loans amortized, Cost basis	1,639	[1]
Total loans	30,832	[1]
Mortgage [Member] | 1-4 Family Non-owner Occupied [Member] | 750 to 799 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	44,201	[1]
2020	21,885	[1]
2019	10,517	[1]
2018	3,667	[1]
2017	6,956	[1]
Prior	10,004	[1]
Revolving loans amortized, Cost basis	5,117	[1]
Total loans	102,347	[1]
Mortgage [Member] | 1-4 Family Non-owner Occupied [Member] | 700 to 749 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	16,486	[1]
2020	7,807	[1]
2019	2,764	[1]
2018	1,878	[1]
2017	966	[1]
Prior	6,095	[1]
Revolving loans amortized, Cost basis	2,756	[1]
Total loans	38,752	[1]
Mortgage [Member] | 1-4 Family Non-owner Occupied [Member] | 650 to 699 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	6,617	[1]
2020	3,095	[1]
2019	257	[1]
2018	299	[1]
2017	248	[1]
Prior	6,019	[1]
Revolving loans amortized, Cost basis	955	[1]
Total loans	17,490	[1]
Mortgage [Member] | 1-4 Family Non-owner Occupied [Member] | 600 to 649 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	125	[1]
2020	57	[1]
2019	108	[1]
2018	282	[1]
2017	174	[1]
Prior	2,051	[1]
Revolving loans amortized, Cost basis	381	[1]
Total loans	3,178	[1]
Mortgage [Member] | 1-4 Family Non-owner Occupied [Member] | 550 to 599 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	0	[1]
2020	25	[1]
2019	0	[1]
2018	192	[1]
2017	0	[1]
Prior	1,121	[1]
Revolving loans amortized, Cost basis	0	[1]
Total loans	1,338	[1]
Mortgage [Member] | 1-4 Family Non-owner Occupied [Member] | 500 to 549 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	0	[1]
2020	0	[1]
2019	0	[1]
2018	55	[1]
2017	0	[1]
Prior	638	[1]
Revolving loans amortized, Cost basis	50	[1]
Total loans	743	[1]
Mortgage [Member] | 1-4 Family Non-owner Occupied [Member] | Under 500 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	0	[1]
2020	0	[1]
2019	0	[1]
2018	0	[1]
2017	0	[1]
Prior	172	[1]
Revolving loans amortized, Cost basis	0	[1]
Total loans	172	[1]
Mortgage [Member] | 1-4 Family Non-owner Occupied [Member] | Unknown [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	0	[1]
2020	0	[1]
2019	0	[1]
2018	0	[1]
2017	0	[1]
Prior	0	[1]
Revolving loans amortized, Cost basis	0	[1]
Total loans	0	[1]
Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	4,005	[1]
2020	4,912	[1]
2019	2,657	[1]
2018	2,502	[1]
2017	3,880	[1]
Prior	8,597	[1]
Revolving loans amortized, Cost basis	62,176	[1]
Total loans	88,729	[1]
Accrued interest, 2021	7	[1]
Accrued interest, 2020	9	[1]
Accrued interest, 2019	9	[1]
Accrued interest, 2018	5	[1]
Accrued interest, 2017	8	[1]
Accrued interest, Prior	34	[1]
Accrued interest, Revolving	211	[1]
Accrued interest excluded from total	283	[1]
Mortgage [Member] | 1-4 Family - 2nd Lien [Member] | 800 and Above [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	415	[1]
2020	964	[1]
2019	426	[1]
2018	95	[1]
2017	266	[1]
Prior	353	[1]
Revolving loans amortized, Cost basis	8,465	[1]
Total loans	10,984	[1]
Mortgage [Member] | 1-4 Family - 2nd Lien [Member] | 750 to 799 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	2,161	[1]
2020	2,413	[1]
2019	714	[1]
2018	1,332	[1]
2017	1,859	[1]
Prior	2,415	[1]
Revolving loans amortized, Cost basis	30,106	[1]
Total loans	41,000	[1]
Mortgage [Member] | 1-4 Family - 2nd Lien [Member] | 700 to 749 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	1,307	[1]
2020	1,049	[1]
2019	771	[1]
2018	561	[1]
2017	1,374	[1]
Prior	2,365	[1]
Revolving loans amortized, Cost basis	16,316	[1]
Total loans	23,743	[1]
Mortgage [Member] | 1-4 Family - 2nd Lien [Member] | 650 to 699 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	122	[1]
2020	309	[1]
2019	460	[1]
2018	405	[1]
2017	140	[1]
Prior	1,639	[1]
Revolving loans amortized, Cost basis	5,286	[1]
Total loans	8,361	[1]
Mortgage [Member] | 1-4 Family - 2nd Lien [Member] | 600 to 649 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	0	[1]
2020	177	[1]
2019	72	[1]
2018	106	[1]
2017	92	[1]
Prior	1,143	[1]
Revolving loans amortized, Cost basis	1,370	[1]
Total loans	2,960	[1]
Mortgage [Member] | 1-4 Family - 2nd Lien [Member] | 550 to 599 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	0	[1]
2020	0	[1]
2019	61	[1]
2018	0	[1]
2017	0	[1]
Prior	476	[1]
Revolving loans amortized, Cost basis	228	[1]
Total loans	765	[1]
Mortgage [Member] | 1-4 Family - 2nd Lien [Member] | 500 to 549 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	0	[1]
2020	0	[1]
2019	99	[1]
2018	0	[1]
2017	89	[1]
Prior	190	[1]
Revolving loans amortized, Cost basis	155	[1]
Total loans	533	[1]
Mortgage [Member] | 1-4 Family - 2nd Lien [Member] | Under 500 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	0	[1]
2020	0	[1]
2019	54	[1]
2018	3	[1]
2017	60	[1]
Prior	16	[1]
Revolving loans amortized, Cost basis	250	[1]
Total loans	383	[1]
Mortgage [Member] | 1-4 Family - 2nd Lien [Member] | Unknown [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	0	[1]
2020	0	[1]
2019	0	[1]
2018	0	[1]
2017	0	[1]
Prior	0	[1]
Revolving loans amortized, Cost basis	0	[1]
Total loans	0	[1]
Mortgage [Member] | Resort Lending [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	1,551	[1]
2020	1,420	[1]
2019	250	[1]
2018	1,086	[1]
2017	130	[1]
Prior	44,208	[1]
Revolving loans amortized, Cost basis	0	[1]
Total loans	48,645	[1]
Accrued interest, 2021	2	[1]
Accrued interest, 2020	3	[1]
Accrued interest, 2019	0	[1]
Accrued interest, 2018	3	[1]
Accrued interest, 2017	0	[1]
Accrued interest, Prior	106	[1]
Accrued interest, Revolving	0	[1]
Accrued interest excluded from total	114	[1]
Mortgage [Member] | Resort Lending [Member] | 800 and Above [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	0	[1]
2020	0	[1]
2019	0	[1]
2018	274	[1]
2017	0	[1]
Prior	7,347	[1]
Revolving loans amortized, Cost basis	0	[1]
Total loans	7,621	[1]
Mortgage [Member] | Resort Lending [Member] | 750 to 799 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	600	[1]
2020	1,246	[1]
2019	250	[1]
2018	511	[1]
2017	63	[1]
Prior	19,630	[1]
Revolving loans amortized, Cost basis	0	[1]
Total loans	22,300	[1]
Mortgage [Member] | Resort Lending [Member] | 700 to 749 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	0	[1]
2020	174	[1]
2019	0	[1]
2018	301	[1]
2017	67	[1]
Prior	9,052	[1]
Revolving loans amortized, Cost basis	0	[1]
Total loans	9,594	[1]
Mortgage [Member] | Resort Lending [Member] | 650 to 699 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	951	[1]
2020	0	[1]
2019	0	[1]
2018	0	[1]
2017	0	[1]
Prior	6,057	[1]
Revolving loans amortized, Cost basis	0	[1]
Total loans	7,008	[1]
Mortgage [Member] | Resort Lending [Member] | 600 to 649 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	0	[1]
2020	0	[1]
2019	0	[1]
2018	0	[1]
2017	0	[1]
Prior	1,841	[1]
Revolving loans amortized, Cost basis	0	[1]
Total loans	1,841	[1]
Mortgage [Member] | Resort Lending [Member] | 550 to 599 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	0	[1]
2020	0	[1]
2019	0	[1]
2018	0	[1]
2017	0	[1]
Prior	80	[1]
Revolving loans amortized, Cost basis	0	[1]
Total loans	80	[1]
Mortgage [Member] | Resort Lending [Member] | 500 to 549 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	0	[1]
2020	0	[1]
2019	0	[1]
2018	0	[1]
2017	0	[1]
Prior	201	[1]
Revolving loans amortized, Cost basis	0	[1]
Total loans	201	[1]
Mortgage [Member] | Resort Lending [Member] | Under 500 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	0	[1]
2020	0	[1]
2019	0	[1]
2018	0	[1]
2017	0	[1]
Prior	0	[1]
Revolving loans amortized, Cost basis	0	[1]
Total loans	0	[1]
Mortgage [Member] | Resort Lending [Member] | Unknown [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	0	[1]
2020	0	[1]
2019	0	[1]
2018	0	[1]
2017	0	[1]
Prior	0	[1]
Revolving loans amortized, Cost basis	0	[1]
Total loans	0	[1]
Installment [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	244,401	[1]
2020	101,169	[1]
2019	82,136	[1]
2018	57,880	[1]
2017	32,122	[1]
Prior	44,097	[1]
Total loans	561,805	[1]
Accrued interest, 2021	507	[1]
Accrued interest, 2020	235	[1]
Accrued interest, 2019	220	[1]
Accrued interest, 2018	144	[1]
Accrued interest, 2017	81	[1]
Accrued interest, Prior	113	[1]
Accrued interest excluded from total	1,300	[1]
Installment [Member] | 800 and Above [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	18,316	[1]
2020	12,331	[1]
2019	13,345	[1]
2018	10,415	[1]
2017	5,781	[1]
Prior	8,722	[1]
Total loans	68,910	[1]
Installment [Member] | 750 to 799 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	128,191	[1]
2020	56,768	[1]
2019	44,299	[1]
2018	30,829	[1]
2017	17,261	[1]
Prior	20,496	[1]
Total loans	297,844	[1]
Installment [Member] | 700 to 749 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	62,673	[1]
2020	24,650	[1]
2019	17,733	[1]
2018	12,134	[1]
2017	5,672	[1]
Prior	9,490	[1]
Total loans	132,352	[1]
Installment [Member] | 650 to 699 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	31,402	[1]
2020	5,817	[1]
2019	5,392	[1]
2018	2,828	[1]
2017	2,376	[1]
Prior	3,615	[1]
Total loans	51,430	[1]
Installment [Member] | 600 to 649 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	2,124	[1]
2020	1,195	[1]
2019	772	[1]
2018	850	[1]
2017	621	[1]
Prior	1,072	[1]
Total loans	6,634	[1]
Installment [Member] | 550 to 599 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	667	[1]
2020	223	[1]
2019	381	[1]
2018	598	[1]
2017	167	[1]
Prior	417	[1]
Total loans	2,453	[1]
Installment [Member] | 500 to 549 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	47	[1]
2020	123	[1]
2019	161	[1]
2018	202	[1]
2017	64	[1]
Prior	256	[1]
Total loans	853	[1]
Installment [Member] | Under 500 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	6	[1]
2020	62	[1]
2019	53	[1]
2018	24	[1]
2017	180	[1]
Prior	29	[1]
Total loans	354	[1]
Installment [Member] | Unknown [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	975	[1]
2020	0	[1]
2019	0	[1]
2018	0	[1]
2017	0	[1]
Prior	0	[1]
Total loans	975	[1]
Installment [Member] | Boat Lending [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	78,582	[1]
2020	42,706	[1]
2019	37,931	[1]
2018	28,812	[1]
2017	17,508	[1]
Prior	22,601	[1]
Total loans	228,140	[1]
Accrued interest, 2021	169	[1]
Accrued interest, 2020	102	[1]
Accrued interest, 2019	106	[1]
Accrued interest, 2018	69	[1]
Accrued interest, 2017	44	[1]
Accrued interest, Prior	47	[1]
Accrued interest excluded from total	537	[1]
Installment [Member] | Boat Lending [Member] | 800 and Above [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	7,513	[1]
2020	5,786	[1]
2019	6,015	[1]
2018	4,906	[1]
2017	2,968	[1]
Prior	4,433	[1]
Total loans	31,621	[1]
Installment [Member] | Boat Lending [Member] | 750 to 799 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	47,434	[1]
2020	24,968	[1]
2019	21,052	[1]
2018	15,681	[1]
2017	9,797	[1]
Prior	10,971	[1]
Total loans	129,903	[1]
Installment [Member] | Boat Lending [Member] | 700 to 749 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	19,180	[1]
2020	9,724	[1]
2019	8,263	[1]
2018	6,467	[1]
2017	3,109	[1]
Prior	4,953	[1]
Total loans	51,696	[1]
Installment [Member] | Boat Lending [Member] | 650 to 699 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	3,845	[1]
2020	1,679	[1]
2019	2,301	[1]
2018	1,223	[1]
2017	1,166	[1]
Prior	1,378	[1]
Total loans	11,592	[1]
Installment [Member] | Boat Lending [Member] | 600 to 649 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	373	[1]
2020	419	[1]
2019	209	[1]
2018	327	[1]
2017	185	[1]
Prior	604	[1]
Total loans	2,117	[1]
Installment [Member] | Boat Lending [Member] | 550 to 599 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	237	[1]
2020	81	[1]
2019	91	[1]
2018	113	[1]
2017	115	[1]
Prior	191	[1]
Total loans	828	[1]
Installment [Member] | Boat Lending [Member] | 500 to 549 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	0	[1]
2020	49	[1]
2019	0	[1]
2018	85	[1]
2017	0	[1]
Prior	67	[1]
Total loans	201	[1]
Installment [Member] | Boat Lending [Member] | Under 500 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	0	[1]
2020	0	[1]
2019	0	[1]
2018	10	[1]
2017	168	[1]
Prior	4	[1]
Total loans	182	[1]
Installment [Member] | Boat Lending [Member] | Unknown [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	0	[1]
2020	0	[1]
2019	0	[1]
2018	0	[1]
2017	0	[1]
Prior	0	[1]
Total loans	0	[1]
Installment [Member] | Recreational Vehicle Lending [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	116,701	[1]
2020	40,280	[1]
2019	31,591	[1]
2018	22,029	[1]
2017	10,227	[1]
Prior	13,917	[1]
Total loans	234,745	[1]
Accrued interest, 2021	265	[1]
Accrued interest, 2020	93	[1]
Accrued interest, 2019	78	[1]
Accrued interest, 2018	56	[1]
Accrued interest, 2017	26	[1]
Accrued interest, Prior	28	[1]
Accrued interest excluded from total	546	[1]
Installment [Member] | Recreational Vehicle Lending [Member] | 800 and Above [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	8,475	[1]
2020	5,121	[1]
2019	5,837	[1]
2018	4,627	[1]
2017	2,456	[1]
Prior	3,594	[1]
Total loans	30,110	[1]
Installment [Member] | Recreational Vehicle Lending [Member] | 750 to 799 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	66,834	[1]
2020	22,707	[1]
2019	17,173	[1]
2018	11,973	[1]
2017	5,281	[1]
Prior	6,794	[1]
Total loans	130,762	[1]
Installment [Member] | Recreational Vehicle Lending [Member] | 700 to 749 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	32,702	[1]
2020	9,500	[1]
2019	6,169	[1]
2018	3,768	[1]
2017	1,657	[1]
Prior	2,343	[1]
Total loans	56,139	[1]
Installment [Member] | Recreational Vehicle Lending [Member] | 650 to 699 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	7,390	[1]
2020	2,423	[1]
2019	1,842	[1]
2018	948	[1]
2017	649	[1]
Prior	905	[1]
Total loans	14,157	[1]
Installment [Member] | Recreational Vehicle Lending [Member] | 600 to 649 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	990	[1]
2020	408	[1]
2019	291	[1]
2018	333	[1]
2017	152	[1]
Prior	111	[1]
Total loans	2,285	[1]
Installment [Member] | Recreational Vehicle Lending [Member] | 550 to 599 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	271	[1]
2020	100	[1]
2019	163	[1]
2018	318	[1]
2017	6	[1]
Prior	72	[1]
Total loans	930	[1]
Installment [Member] | Recreational Vehicle Lending [Member] | 500 to 549 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	39	[1]
2020	21	[1]
2019	105	[1]
2018	62	[1]
2017	26	[1]
Prior	91	[1]
Total loans	344	[1]
Installment [Member] | Recreational Vehicle Lending [Member] | Under 500 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	0	[1]
2020	0	[1]
2019	11	[1]
2018	0	[1]
2017	0	[1]
Prior	7	[1]
Total loans	18	[1]
Installment [Member] | Recreational Vehicle Lending [Member] | Unknown [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	0	[1]
2020	0	[1]
2019	0	[1]
2018	0	[1]
2017	0	[1]
Prior	0	[1]
Total loans	0	[1]
Installment [Member] | Other [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	49,118	[1]
2020	18,183	[1]
2019	12,614	[1]
2018	7,039	[1]
2017	4,387	[1]
Prior	7,579	[1]
Total loans	98,920	[1]
Accrued interest, 2021	73	[1]
Accrued interest, 2020	40	[1]
Accrued interest, 2019	36	[1]
Accrued interest, 2018	19	[1]
Accrued interest, 2017	11	[1]
Accrued interest, Prior	38	[1]
Accrued interest excluded from total	217	[1]
Installment [Member] | Other [Member] | 800 and Above [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	2,328	[1]
2020	1,424	[1]
2019	1,493	[1]
2018	882	[1]
2017	357	[1]
Prior	695	[1]
Total loans	7,179	[1]
Installment [Member] | Other [Member] | 750 to 799 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	13,923	[1]
2020	9,093	[1]
2019	6,074	[1]
2018	3,175	[1]
2017	2,183	[1]
Prior	2,731	[1]
Total loans	37,179	[1]
Installment [Member] | Other [Member] | 700 to 749 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	10,791	[1]
2020	5,426	[1]
2019	3,301	[1]
2018	1,899	[1]
2017	906	[1]
Prior	2,194	[1]
Total loans	24,517	[1]
Installment [Member] | Other [Member] | 650 to 699 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	20,167	[1]
2020	1,715	[1]
2019	1,249	[1]
2018	657	[1]
2017	561	[1]
Prior	1,332	[1]
Total loans	25,681	[1]
Installment [Member] | Other [Member] | 600 to 649 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	761	[1]
2020	368	[1]
2019	272	[1]
2018	190	[1]
2017	284	[1]
Prior	357	[1]
Total loans	2,232	[1]
Installment [Member] | Other [Member] | 550 to 599 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	159	[1]
2020	42	[1]
2019	127	[1]
2018	167	[1]
2017	46	[1]
Prior	154	[1]
Total loans	695	[1]
Installment [Member] | Other [Member] | 500 to 549 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	8	[1]
2020	53	[1]
2019	56	[1]
2018	55	[1]
2017	38	[1]
Prior	98	[1]
Total loans	308	[1]
Installment [Member] | Other [Member] | Under 500 [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	6	[1]
2020	62	[1]
2019	42	[1]
2018	14	[1]
2017	12	[1]
Prior	18	[1]
Total loans	154	[1]
Installment [Member] | Other [Member] | Unknown [Member]
Summary of Credit Scores by Loan Class [Abstract]
2021	975	[1]
2020	0	[1]
2019	0	[1]
2018	0	[1]
2017	0	[1]
Prior	0	[1]
Total loans	$ 975	[1]

[1]	Credit scores have been updated within the last twelve months.